united states
securities and exchange commission

Washington, D.C. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23581

Waycross Independent Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Jonathan D. Burgess

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Waycross Managed Risk Equity Fund

(WAYEX)

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Waycross Managed Risk Equity Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Managed Risk Equity Fund	$235	2.23%

How did the Fund perform during the reporting period?

     The Waycross Managed Risk Equity Fund (the “Fund”) produced a 10.51% return for the one-year period ended February 28, 2026, modestly outperforming its primary benchmark—a custom index comprised of 50% S&P 500® Index and 50% ICE BofA 3-Month U.S. Treasury Bill Index—which returned 10.50%. Since inception, the Fund has generated a 7.62% return through February 28, 2026, compared to 7.96% for the benchmark over the same period.

    During the one-year period, the Industrials sector was the most significant contributor to performance, driven by long positions in Boeing Company (BA) and Knight-Swift Transportation Holdings, Inc. (KNX), as well as a short position in Paychex, Inc. (PAYX). Boeing contributed positively as improving aircraft delivery volumes and easing supply chain constraints supported earnings recovery. Knight-Swift added to performance as freight conditions stabilized, and operational efficiencies supported margins. The short position in Paychex benefited returns as the stock faced headwinds from moderating employment trends and slower growth in payroll-related services.

     The Health Care sector was the primary detractor from performance during the period, driven by short positions in Biogen, Inc. (BIIB), and long positions in Boston Scientific Corporation (BSX) and Intuitive Surgical, Inc. (ISRG). The short position in Biogen detracted as the stock outperformed expectations, supported by improved sentiment around its product pipeline. Boston Scientific and Intuitive Surgical weighed on results due to periods of valuation compression and variability in procedural volumes.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$42,000
$34,000
$26,000
$18,000
$10,000
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026
Waycross Managed Risk Equity Fund - $24,351
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index - $23,655
S&P 500® Index - $42,249

Table Summary
	Waycross Managed Risk Equity Fund	50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	S&P 500® Index
Feb-2016	$10,000	$10,000	$10,000
Feb-2017	$10,857	$11,214	$12,498
Feb-2018	$12,099	$12,206	$14,635
Feb-2019	$12,099	$12,654	$15,320
Feb-2020	$12,708	$13,341	$16,575
Feb-2021	$16,806	$15,429	$21,761
Feb-2022	$16,996	$16,688	$25,327
Feb-2023	$16,231	$16,310	$23,379
Feb-2024	$20,407	$19,160	$30,499
Feb-2025	$22,034	$21,406	$36,113
Feb-2026	$24,351	$23,655	$42,249

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Waycross Managed Risk Equity Fund	10.51%	7.70%	7.62%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	10.50%	8.92%	7.96%
S&P 500® Index	16.99%	14.19%	13.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 267-4304.

Fund Statistics

  Net Assets$108,967,731
  Number of Portfolio Holdings100
  Advisory Fee $1,361,714
  Portfolio Turnover42%

Top Ten Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hyatt Hotels Corporation - Class A	-1.6%
Illinois Tool Works, Inc.	-1.4%
Consolidated Edison, Inc.	-1.4%
Ovintiv, Inc.	-1.4%
Accenture plc - Class A	-1.3%
Medtronic plc	-1.3%
ConocoPhillips	-1.3%
Target Corporation	-1.3%
Burlington Stores, Inc.	-1.2%
Regions Financial Corporation	-1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)Footnote Reference*

Table Summary
Value	Value
Utilities	0.2%
Consumer Staples	2.0%
Energy	2.1%
Materials	3.9%
Health Care	5.2%
Communications	5.2%
Industrials	5.8%
Financials	6.2%
Consumer Discretionary	7.8%
Technology	12.0%

* The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top Ten Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.4%
NVIDIA Corporation	3.9%
Amazon.com, Inc.	3.2%
Microsoft Corporation	2.9%
Apple, Inc.	2.6%
AbbVie, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Mastercard, Inc. - Class A	2.2%
Boeing Company (The)	2.2%
Walmart, Inc.	2.1%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

Waycross Managed Risk Equity Fund (WAYEX)

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/waycross/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-WAYEX

Waycross Focused Core Equity Fund

(WAYFX)

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Waycross Focused Core Equity Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Focused Core Equity Fund	$74	0.69%

How did the Fund perform during the reporting period?

     The Waycross Focused Core Equity Fund (the “Fund”) produced a 15.26% return for the one-year period ended February 28, 2026, underperforming its primary benchmark, the S&P 500® Index, which returned 16.99% for the same period. Since inception, the Fund produced a 14.40% return ended February 28, 2026, modestly outperforming its benchmark, which returned 14.34% over the same period.

     During the one-year period, the Technology sector was the most significant contributor to performance, driven by positions in NVIDIA Corporation (NVDA), Broadcom, Inc. (AVGO), and NXP Semiconductors N.V. (NXPI). NVIDIA contributed strongly as continued demand for artificial intelligence (AI) and data center infrastructure supported robust revenue growth and positive earnings revisions. Broadcom added to performance due to strength in semiconductor and infrastructure software segments, benefiting from ongoing enterprise and AI-related spending. NXP Semiconductors also contributed as improving conditions in automotive and industrial end markets supported results.

     The Utilities sector was the primary detractor from performance during the period, driven by the Fund’s position in Southern Company (SO). Southern weighed on results as higher interest rates pressured the relative attractiveness of dividend-oriented utilities and increased financing costs, contributing to weaker share price performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$22,000
$18,000
$14,000
$10,000
Dec-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026
Waycross Focused Core Equity Fund - $20,144
S&P 500® Index - $20,088

Table Summary
	Waycross Focused Core Equity Fund	S&P 500® Index
Dec-2020	$10,000	$10,000
Feb-2021	$10,700	$10,347
Feb-2022	$11,598	$12,043
Feb-2023	$10,955	$11,116
Feb-2024	$15,160	$14,501
Feb-2025	$17,478	$17,171
Feb-2026	$20,144	$20,088

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 15, 2020)
Waycross Focused Core Equity Fund	15.26%	13.49%	14.40%
S&P 500® Index	16.99%	14.19%	14.34%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 267-4304.

Fund Statistics

  Net Assets$149,251,840
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$490,368
  Portfolio Turnover38%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
32.3%
Industrials
13.1%
Communications
11.7%
Financials
10.3%
Consumer Discretionary
9.8%
Health Care
9.1%
Materials
8.2%
Consumer Staples
3.4%
Energy
1.6%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.4%
Energy	1.6%
Consumer Staples	3.4%
Materials	8.2%
Health Care	9.1%
Consumer Discretionary	9.8%
Financials	10.3%
Communications	11.7%
Industrials	13.1%
Technology	32.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	7.5%
Alphabet, Inc. - Class A	7.1%
Microsoft Corporation	5.9%
Apple, Inc.	5.8%
Meta Platforms, Inc. - Class A	4.6%
Amazon.com, Inc.	4.5%
Goldman Sachs Group, Inc. (The)	4.3%
Boeing Company (The)	3.9%
Broadcom, Inc.	3.5%
Lowe's Companies, Inc.	3.5%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

Waycross Focused Core Equity Fund (WAYFX)

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/waycross/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-WAYFX

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has an audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Mr. William Chandler. Mr. Chandler is “independent” for purposes of this item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $32,700 and $31,200 with respect to the registrant’s fiscal years ended February 28, 2026 and February 28, 2025, respectively.

(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $6,500 and $6,000 with respect to the fiscal years ended February 28, 2026 and February 28, 2025, respectively. The services comprising these fees are related to the preparation of the Funds’ federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Aggregate non-audit fees of $6,500 and $6,000 were billed by the registrant’s accountant for services rendered to the registrant with respect to the fiscal years ended February 28, 2026 and February 28, 2025, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

WAYCROSS MANAGED RISK EQUITY FUND

(WAYEX)

WAYCROSS FOCUSED CORE EQUITY FUND

(WAYFX)

Annual Financial Statements and Additional Information

February 28, 2026

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2026

COMMON STOCKS — 92.1%	Shares	Value
Communications — 6.3%
Internet Media & Services — 6.3%
Alphabet, Inc. - Class A (a)	15,410	$4,804,221
Meta Platforms, Inc. - Class A (a)	3,137	2,033,341
		6,837,562
Consumer Discretionary — 13.5%
Apparel & Textile Products — 1.0%
NIKE, Inc. - Class B (a)	17,760	1,104,317

E-Commerce Discretionary — 3.2%
Amazon.com, Inc. (a)(b)	16,526	3,470,460

Leisure Facilities & Services — 4.1%
Chipotle Mexican Grill, Inc. (b)	29,000	1,079,380
Marriott International, Inc. - Class A	6,236	2,131,029
McDonald’s Corporation	3,737	1,274,541
		4,484,950
Retail - Discretionary — 5.2%
Lowe’s Companies, Inc.	8,505	2,250,168
O’Reilly Automotive, Inc. (b)	17,460	1,639,144
TJX Companies, Inc. (The)	10,977	1,774,542
		5,663,854
Consumer Staples — 4.3%
Beverages — 1.0%
Coca-Cola Company (The)	14,000	1,141,840

Household Products — 1.2%
Procter & Gamble Company (The)	7,560	1,264,032

Retail - Consumer Staples — 2.1%
Walmart, Inc.	18,187	2,327,026

Energy — 4.8%
Oil & Gas Producers — 3.1%
Devon Energy Corporation	30,000	1,305,900
Diamondback Energy, Inc.	8,106	1,411,092
EOG Resources, Inc.	5,136	637,275
		3,354,267

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 92.1% (Continued)	Shares		Value
Energy — 4.8% (Continued)
Oil & Gas Services & Equipment — 1.7%
Baker Hughes Company	28,702		$1,873,093

Financials — 10.5%
Asset Management — 1.6%
Charles Schwab Corporation (The)	18,125		1,725,500

Banking — 5.6%
Citigroup, Inc. (a)	20,281		2,234,764
Fifth Third Bancorp	39,492		1,953,669
Truist Financial Corporation	39,388		1,942,222
			6,130,655
Institutional Financial Services — 2.3%
Goldman Sachs Group, Inc. (The) (a)	2,845		2,445,477

Insurance — 1.0%
Marsh & McLennan Companies, Inc.	6,037		1,127,349

Health Care — 11.9%
Biotech & Pharma — 2.3%
AbbVie, Inc. (a)	10,753		2,495,556

Health Care Facilities & Services — 1.8%
Cencora, Inc.	5,404		2,011,045

Medical Equipment & Devices — 7.8%
Abbott Laboratories	11,328		1,318,013
Becton, Dickinson and Company	4,087		721,274
Boston Scientific Corporation (b)	25,047		1,924,862
Danaher Corporation (a)	5,732		1,207,388
Intuitive Surgical, Inc. (b)	4,449		2,240,116
Stryker Corporation	2,700		1,046,142
Waters Corporation (b)	0	*	47
			8,457,842
Industrials — 10.5%
Aerospace & Defense — 2.2%
Boeing Company (The) (b)	10,444		2,376,323

Diversified Industrials — 2.6%
Emerson Electric Company	10,063		1,516,997

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 92.1% (Continued)	Shares	Value
Industrials — 10.5% (Continued)
Diversified Industrials — 2.6% (Continued)
Honeywell International, Inc.	5,253	$1,279,578
		2,796,575
Machinery — 3.4%
Ingersoll Rand, Inc.	23,618	2,223,399
Stanley Black & Decker, Inc.	17,600	1,522,224
		3,745,623
Transportation & Logistics — 2.3%
Delta Air Lines, Inc.	15,000	985,500
Knight-Swift Transportation Holdings, Inc.	25,300	1,591,876
		2,577,376
Materials — 5.1%
Chemicals — 3.4%
DuPont de Nemours, Inc.	29,071	1,454,713
Ecolab, Inc.	3,570	1,100,810
Sherwin-Williams Company (The)	3,260	1,182,043
		3,737,566
Construction Materials — 1.7%
Carlisle Companies, Inc.	4,577	1,806,862

Technology — 22.6%
Semiconductors — 11.6%
Advanced Micro Devices, Inc. (b)	7,592	1,519,994
Analog Devices, Inc. (a)	3,057	1,087,650
Applied Materials, Inc.	3,000	1,116,900
Broadcom, Inc.	6,930	2,214,482
Micron Technology, Inc.	2,600	1,072,162
NVIDIA Corporation (a)	23,851	4,226,159
NXP Semiconductors N.V.	6,214	1,410,640
		12,647,987
Software — 6.2%
Check Point Software Technologies Ltd. (b)	6,443	979,787
Intuit, Inc.	2,393	978,809
Microsoft Corporation (a)	8,057	3,164,306
Oracle Corporation	3,200	465,280
ServiceNow, Inc. (b)	3,010	325,110
Synopsys, Inc. (b)	2,100	869,400
		6,782,692

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 92.1% (Continued)	Shares	Value
Technology — 22.6% (Continued)
Technology Hardware — 2.6%
Apple, Inc. (a)	10,500	$2,773,890

Technology Services — 2.2%
Mastercard, Inc. - Class A (a)	4,624	2,391,579

Utilities — 2.6%
Electric Utilities — 2.6%
Public Service Enterprise Group, Inc.	14,000	1,204,980
Xcel Energy, Inc.	19,205	1,600,929
		2,805,909

Total Common Stocks (Cost $63,058,102)		$100,357,207

MONEY MARKET FUNDS — 6.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.55% (c) (Cost $6,837,659)	6,837,659	$6,837,659

Investments at Value — 98.4% (Cost $69,895,761)		$107,194,866

Other Assets in Excess of Liabilities — 1.6%		1,772,865

Net Assets — 100.0%		$108,967,731

N.V. - Naamloze Vennootschap

*	Amount rounds to less than 1.
(a)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of February 28, 2026 was $23,557,089.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

February 28, 2026

COMMON STOCKS — 41.7%	Shares	Value
Communications — 1.1%
Cable & Satellite — 1.1%
Comcast Corporation - Class A	38,000	$1,176,480

Consumer Discretionary — 5.7%
Leisure Facilities & Services — 1.6%
Hyatt Hotels Corporation - Class A	11,000	1,776,500

Retail - Discretionary — 4.1%
Burlington Stores, Inc.	4,400	1,350,228
Genuine Parts Company	9,200	1,097,192
Home Depot, Inc. (The)	2,500	951,800
Lululemon Athletica, Inc.	5,700	1,055,469
		4,454,689
Consumer Staples — 2.3%
Beverages — 1.0%
Constellation Brands, Inc. - Class A	7,100	1,120,806

Retail - Consumer Staples — 1.3%
Target Corporation	12,000	1,365,480

Energy — 2.7%
Oil & Gas Producers — 2.7%
ConocoPhillips	12,600	1,429,596
Ovintiv, Inc.	29,300	1,482,287
		2,911,883
Financials — 4.3%
Asset Management — 1.2%
T. Rowe Price Group, Inc.	13,300	1,258,579

Banking — 3.1%
Commerce Bancshares, Inc.	17,419	888,195
M&T Bank Corporation	5,500	1,193,390
Regions Financial Corporation	47,400	1,319,142
		3,400,727
Health Care — 6.7%
Biotech & Pharma — 2.1%
Biogen, Inc.	6,700	1,285,194

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 41.7% (Continued)	Shares	Value
Health Care — 6.7% (Continued)
Biotech & Pharma — 2.1% (Continued)
Zoetis, Inc.	8,000	$1,048,800
		2,333,994
Medical Equipment & Devices — 4.6%
Edwards Lifesciences Corporation	14,000	1,210,580
Medtronic plc	14,800	1,445,368
Revvity, Inc.	10,870	1,068,630
Zimmer Biomet Holdings, Inc.	12,810	1,261,016
		4,985,594
Industrials — 4.7%
Diversified Industrials — 1.4%
Illinois Tool Works, Inc.	5,400	1,569,402

Electrical Equipment — 2.2%
Eaton Corporation plc	3,200	1,202,944
Lennox International, Inc.	2,160	1,231,070
		2,434,014
Transportation & Logistics — 1.1%
Old Dominion Freight Line, Inc.	5,600	1,137,080

Materials — 1.2%
Chemicals — 1.2%
PPG Industries, Inc.	10,700	1,318,989

Technology — 10.6%
Semiconductors — 0.7%
Texas Instruments, Inc.	3,650	774,202

Software — 5.7%
Adobe, Inc.	4,600	1,207,086
Autodesk, Inc.	4,000	983,480
Cadence Design Systems, Inc.	2,300	693,220
Fortinet, Inc.	11,500	908,845
Salesforce, Inc.	6,000	1,168,740
Workday, Inc. - Class A	8,750	1,170,400
		6,131,771
Technology Hardware — 0.5%
Arista Networks, Inc.	4,300	574,050

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 41.7% (Continued)	Shares	Value
Technology — 10.6% (Continued)
Technology Services — 3.7%
Accenture plc - Class A	6,963	$1,453,317
Booz Allen Hamilton Holding Corporation	12,000	945,960
Fiserv, Inc.	10,000	622,900
Paychex, Inc.	11,000	1,030,150
		4,052,327
Utilities — 2.4%
Electric Utilities — 2.4%
Consolidated Edison, Inc.	13,500	1,519,020
Southern Company (The)	12,000	1,168,560
		2,687,580

Total Securities Sold Short — 41.7% (Proceeds $47,965,250)		$45,464,147

plc - Public Limited Company

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2026

COMMON STOCKS — 99.5%	Shares	Value
Communications — 11.7%
Internet Media & Services — 11.7%
Alphabet, Inc. - Class A	34,210	$10,665,309
Meta Platforms, Inc. - Class A	10,488	6,798,112
		17,463,421
Consumer Discretionary — 9.8%
E-Commerce Discretionary — 4.5%
Amazon.com, Inc. (a)	32,180	6,757,800

Leisure Facilities & Services — 1.8%
McDonald’s Corporation	7,772	2,650,718

Retail - Discretionary — 3.5%
Lowe’s Companies, Inc.	19,579	5,180,016

Consumer Staples — 3.4%
Household Products — 3.4%
Procter & Gamble Company (The)	30,171	5,044,591

Energy — 1.6%
Oil & Gas Producers — 1.6%
EOG Resources, Inc.	19,694	2,443,632

Financials — 10.3%
Banking — 3.0%
Citigroup, Inc.	39,741	4,379,061

Institutional Financial Services — 4.3%
Goldman Sachs Group, Inc. (The)	7,517	6,461,387

Insurance — 3.0%
Marsh & McLennan Companies, Inc.	24,012	4,484,001

Health Care — 9.1%
Biotech & Pharma — 3.2%
AbbVie, Inc.	20,686	4,800,807

Medical Equipment & Devices — 5.9%
Becton, Dickinson and Company	16,293	2,875,389

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.5% (Continued)	Shares	Value
Health Care — 9.1% (Continued)
Medical Equipment & Devices — 5.9% (Continued)
Boston Scientific Corporation (a)	29,051	$2,232,569
Intuitive Surgical, Inc. (a)	7,293	3,672,099
Waters Corporation (a)	1	240
		8,780,297
Industrials — 13.1%
Aerospace & Defense — 3.9%
Boeing Company (The) (a)	25,857	5,883,243

Diversified Industrials — 3.4%
Honeywell International, Inc.	20,938	5,100,287

Machinery — 3.2%
Ingersoll Rand, Inc.	50,805	4,782,783

Transportation & Logistics — 2.6%
Delta Air Lines, Inc.	58,064	3,814,805

Materials — 8.2%
Chemicals — 6.1%
Ecolab, Inc.	14,223	4,385,662
Sherwin-Williams Company (The)	13,212	4,790,539
		9,176,201
Construction Materials — 2.1%
Carlisle Companies, Inc.	7,832	3,091,839

Technology — 32.3%
Semiconductors — 14.6%
Advanced Micro Devices, Inc. (a)	7,474	1,496,370
Broadcom, Inc.	16,308	5,211,221
NVIDIA Corporation	63,536	11,257,944
NXP Semiconductors N.V.	16,749	3,802,190
		21,767,725
Software — 8.6%
Intuit, Inc.	6,547	2,677,919
Microsoft Corporation	22,606	8,878,281
ServiceNow, Inc. (a)	11,779	1,272,250
		12,828,450

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.5% (Continued)	Shares	Value
Technology — 32.3% (Continued)
Technology Hardware — 5.8%
Apple, Inc.	32,953	$8,705,524

Technology Services — 3.3%
Mastercard, Inc. - Class A	9,607	4,968,836

Total Common Stocks (Cost $124,725,751)		$148,565,424

MONEY MARKET FUNDS — 0.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.55% (b) (Cost $581,096)	581,096	$581,096

Investments at Value — 99.9% (Cost $125,306,847)		$149,146,520

Other Assets in Excess of Liabilities — 0.1%		105,320

Net Assets — 100.0%		$149,251,840

N.V. - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

WAYCROSS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2026

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
ASSETS
Investments in securities:
At cost	$69,895,761	$125,306,847
At value (Note 2)	$107,194,866	$149,146,520
Cash deposits for securities sold short (Note 2)	47,239,693	—
Receivable for capital shares sold	21,265	88,590
Dividends and interest receivable	90,110	68,479
Other assets	40,376	38,862
Total assets	154,586,310	149,342,451

LIABILITIES
Securities sold short, at value (proceeds $47,965,250 and $—) (Note 2)	45,464,147	—
Payable for capital shares redeemed	4,152	11,946
Dividends payable on securities sold short (Note 2)	55,162	—
Payable to Adviser (Note 4)	82,480	53,588
Payable to administrator (Note 4)	8,604	13,566
Other accrued expenses	4,034	11,511
Total liabilities	45,618,579	90,611

Contingencies and Commitments (Note 5)	—	—

NET ASSETS	$108,967,731	$149,251,840

NET ASSETS CONSIST OF:
Paid-in capital	$66,469,047	$123,503,328
Distributable earnings	42,498,684	25,748,512
NET ASSETS	$108,967,731	$149,251,840

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,147,955	7,633,731

Net asset value, offering price and redemption price per share (Note 2)	$17.72	$19.55

See accompanying notes to financial statements.

WAYCROSS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended February 28, 2026

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,835 and $6,426, respectively)	$1,651,496	$1,254,220
Broker interest income	1,593,403	—
	3,244,899	1,254,220
EXPENSES
Management fees (Note 4)	1,361,714	772,185
Dividend expense on securities sold short (Note 2)	785,102	—
Administration fees (Note 4)	92,692	98,087
Registration and filing fees	38,439	49,716
Transfer agent fees (Note 4)	20,614	40,070
Trustees’ fees (Note 4)	27,000	27,000
Audit fees	18,982	18,982
Legal fees	17,705	17,705
Compliance fees and expenses	13,986	13,986
Custody and bank service fees	9,637	14,228
Insurance expense	8,105	7,604
Shareholder reporting expenses	7,512	7,522
Postage and supplies	2,387	3,654
Other expenses	27,844	18,361
Total expenses	2,431,719	1,089,100
Less fee reductions by the Adviser (Note 4)	—	(281,817)
Net expenses	2,431,719	807,283

NET INVESTMENT INCOME	813,180	446,937

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	6,240,919	1,578,946
Securities sold short	(3,773,826)	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,958,674	14,670,514
Securities sold short	1,733,294	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND SECURITIES SOLD SHORT	10,159,061	16,249,460

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,972,241	$16,696,397

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28, 2026	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$813,180	$1,138,333
Net realized gains (losses) from:
Investments	6,240,919	12,849,437
Securities sold short	(3,773,826)	(4,405,799)
Net change in unrealized appreciation (depreciation) on:
Investments	5,958,674	(3,211,574)
Securities sold short	1,733,294	1,685,458
Change in net assets resulting from operations	10,972,241	8,055,855

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(5,737,743)	(6,323,435)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,251,253	7,628,325
Net asset value of shares issued in reinvestment of distributions	663,636	616,766
Payments for shares redeemed	(8,711,953)	(5,015,137)
Change in net assets from capital share transactions	(1,797,064)	3,229,954

TOTAL CHANGE IN NET ASSETS	3,437,434	4,962,374

NET ASSETS
Beginning of year	105,530,297	100,567,923
End of year	$108,967,731	$105,530,297

CAPITAL SHARE ACTIVITY
Shares sold	354,507	447,705
Shares reinvested	36,869	36,822
Shares redeemed	(495,227)	(291,483)
Change in shares outstanding	(103,851)	193,044
Shares outstanding at beginning of year	6,251,806	6,058,762
Shares outstanding at end of year	6,147,955	6,251,806

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28, 2026	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$446,937	$332,953
Net realized gains from investments	1,578,946	1,604,934
Net change in unrealized appreciation (depreciation) on investments	14,670,514	5,406,520
Change in net assets resulting from operations	16,696,397	7,344,407

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,491,414)	(219,798)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	60,532,000	65,880,279
Net asset value of shares issued in reinvestment of distributions	855,127	138,440
Payments for shares redeemed	(13,857,283)	(4,754,577)
Change in net assets from capital share transactions	47,529,844	61,264,142

TOTAL CHANGE IN NET ASSETS	62,734,827	68,388,751

NET ASSETS
Beginning of year	86,517,013	18,128,262
End of year	$149,251,840	$86,517,013

CAPITAL SHARE ACTIVITY
Shares sold	3,299,622	4,112,780
Shares reinvested	42,778	8,139
Shares redeemed	(755,073)	(290,508)
Change in shares outstanding	2,587,327	3,830,411
Shares outstanding at beginning of year	5,046,404	1,215,993
Shares outstanding at end of year	7,633,731	5,046,404

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022
Net asset value at beginning of year	$16.88	$16.60	$13.58	$14.22	$14.81
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.19	0.21	0.00 (a)	(0.18)
Net realized and unrealized gains (losses) on investments	1.66	1.13	3.25	(0.64)	0.39
Total from investment operations	1.79	1.32	3.46	(0.64)	0.21
Less distributions from:
Net investment income	(0.08)	(0.30)	(0.12)	—	—
Net realized gains	(0.87)	(0.74)	(0.32)	—	(0.80)
Total distributions	(0.95)	(1.04)	(0.44)	—	(0.80)
Net asset value at end of year	$17.72	$16.88	$16.60	$13.58	$14.22
Total return (b)	10.51%	7.98%	25.73%	(4.50%)	1.13%
Net assets at end of year (000’s)	$108,968	$105,530	$100,568	$86,702	$95,532

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.23%	2.30%	2.28%	2.27%	2.31%
Ratio of net expenses to average net assets	2.23%	2.30%	2.28%	2.27%	2.31%
Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short	1.51%	1.51%	1.53%	1.50%	1.49%
Ratio of net investment income (loss) to average net assets	0.75%	1.08%	1.33%	0.04%	(1.26%)
Portfolio turnover rate	42%	55%	45%	74%	72%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022
Net asset value at beginning of year	$17.14	$14.91	$10.84	$11.53	$10.70
Income (loss) from investment operations:
Net investment income	0.05	0.05	0.05	0.06	0.00	(a)
Net realized and unrealized gains (losses) on investments	2.57	2.23	4.10	(0.70)	0.90	(b)
Total from investment operations	2.62	2.28	4.15	(0.64)	0.90
Less distributions from:
Net investment income	(0.03)	(0.05)	(0.08)	(0.01)	(0.00	)(a)
Net realized gains	(0.18)	—	—	(0.04)	(0.07)
Total distributions	(0.21)	(0.05)	(0.08)	(0.05)	(0.07)
Net asset value at end of year	$19.55	$17.14	$14.91	$10.84	$11.53
Total return (c)	15.26%	15.29%	38.39%	(5.54%)	8.39%
Net assets at end of year (000’s)	$149,252	$86,517	$18,128	$9,502	$10,877

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.93%	1.12%	2.31%	2.47%	7.56%
Ratio of net expenses to average net assets (d)	0.69%	0.69%	0.74%	0.89%	0.89%
Ratio of net investment income to average net assets (d)	0.38%	0.61%	0.67%	0.57%	0.14%
Portfolio turnover rate	38%	36%	35%	30%	17%

(a)	Amount rounds to less than $0.01 per share.
(b)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statement of Operations for the same period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/or reimbursed expenses (Note 4).
(d)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS

February 28, 2026

1.	Organization

Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund (individually, a “Fund,” and collectively, the “Funds”) are each a series of Waycross Independent Trust (the “Trust”), an open-end management investment company. The Trust was organized on May 28, 2020 as a Delaware statutory trust. Waycross Managed Risk Equity Fund is a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and Waycross Focused Core Equity Fund is a non-diversified fund. Waycross Managed Risk Equity Fund was reorganized into the Trust as of the close of business on November 17, 2020. It was formerly a series of Ultimus Managers Trust. Waycross Focused Core Equity Fund commenced operations on December 15, 2020.

The investment objective of the Waycross Managed Risk Equity Fund is to seek long-term capital appreciation with a secondary emphasis on reducing portfolio risk and volatility relative to the S&P 500® Index.

The investment objective of the Waycross Focused Core Equity Fund is to seek capital appreciation over a full market cycle, which the Fund defines as a sustained upswing in equity markets followed by a pull back and recovery.

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The Vice President of the Trust acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by Waycross Partners, LLC (“the “Adviser”). The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund Management concluded that there is no material impact on the Funds’ financial statements.

Securities valuation – The Funds value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser, as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Waycross Managed Risk Equity Fund:
Common Stocks	$100,357,207	$—	$—	$100,357,207
Money Market Funds	6,837,659	—	—	6,837,659
Total	$107,194,866	$—	$—	$107,194,866

Other Financial Instruments:
Common Stocks – Sold Short	$(45,464,147)	$—	$—	$(45,464,147)

	Level 1	Level 2	Level 3	Total
Waycross Focused Core Equity Fund:
Investments in Securities:
Common Stocks	$148,565,424	$—	$—	$148,565,424
Money Market Funds	581,096	—	—	581,096
Total	$149,146,520	$—	$—	$149,146,520

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the common stocks by sector and industry type. The Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2026.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income and expense is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund during the years ended February 28, 2026 and 2025 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Waycross Managed Risk Equity Fund
February 28, 2026	$487,766	$5,249,977	$5,737,743
February 28, 2025	$1,650,277	$4,673,158	$6,323,435

Waycross Focused Core Equity Fund
February 28, 2026	$496,901	$994,513	$1,491,414
February 28, 2025	$219,798	$—	$219,798

Short sales – Waycross Managed Risk Equity Fund (for purposes of this section, the “Fund”) sells securities short. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs, if any, are reported as dividend expense and brokerage expense on securities sold short, respectively, on the Statements of Operations. Net income earned on short sale proceeds held on deposit with the broker and/or margin interest earned, if any, are included in interest income on the Statements of Operations. Under Rule 18f-4 of the 1940 Act, the Fund is permitted to engage in derivatives transactions, including short sales, provided it complies with certain conditions aimed at addressing undue speculation and asset sufficiency. The rule rescinded the staff’s prior guidance under Investment Company Act

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Release No. 10-666, which required that the Fund segregate collateral deposited with brokers, with such collateral being reported on the Fund’s Statements of Assets and Liabilities. Under the rule, the Fund has adopted and implemented a written derivatives risk management program, adheres to a Value-at-Risk (VaR) based limit on its derivatives transactions (including short sales), and providing regular reports to the Board on the program’s effectiveness and any breaches of risk guidelines. To the extent the Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 28, 2026:

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
Tax cost of investments and securities sold short	$22,251,716	$125,361,945
Gross unrealized appreciation	$44,475,686	$29,061,985
Gross unrealized depreciation	(4,996,683)	(5,277,410)
Net unrealized appreciation	39,479,003	23,784,575
Undistributed ordinary income	325,414	651,389
Undistributed long-term capital gains	2,694,267	1,312,548
Total distributable earnings	$42,498,684	$25,748,512

The federal income tax cost of investments and securities sold short for the Funds temporarily differ from the financial statement cost of portfolio investments (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statements of Operations. During the year ended February 28, 2026, the Funds did not incur any interest or penalties.

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended February 28, 2026:

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
Purchases of investment securities	$41,120,223	$90,337,426
Proceeds from sales of investment securities	$48,337,846	$43,869,621

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the Investment Advisory Agreement, Waycross Managed Risk Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets. Under the Investment Advisory Agreement, Waycross Focused Core Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.66% of its average daily net assets.

Pursuant to an amended Expense Limitation Agreement between the Trust and the Adviser (the “ELA”), the Adviser has contractually agreed, until June 30, 2026, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Funds, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Funds’ business) to an amount not exceeding 1.70% of Waycross Managed Risk Equity Fund’s average daily net assets and 0.69% of Waycross Focused Core Equity Fund’s average daily net assets.

During the year ended February 28, 2026, the Adviser reduced its management fees earned for Waycross Focused Core Equity Fund by $281,817.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses (after repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2026, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Funds’ investment advisory agreement with the Adviser is terminated. As of February 28, 2026, the Adviser may seek repayment of fee reductions and/or expense reimbursements no later than the date below:

Waycross Focused Core Equity Fund
February 28, 2027	$188,264
February 29, 2028	233,914
February 28, 2029	281,817
Total	$703,995

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor and are not paid for serving in such capacities.

TRUSTEE COMPENSATION

Effective November 1, 2025, each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust a $14,000 annual retainer, payable quarterly and a $1,000 fee for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to November 1, 2025, each Independent Trustee received an $8,000 annual retainer, payable quarterly and a $1,000 fee for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of February 28, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of each Fund.

5.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

6.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected.

As of February 28, 2026, Waycross Focused Core Equity Fund had 32.3% of the value of its net assets invested in common stocks within the Technology sector.

7.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WAYCROSS FUNDS

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Waycross Independent Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, of Waycross Independent Trust, comprising Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund (the “Funds”) as of February 28, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

WAYCROSS FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio

April 27, 2026

WAYCROSS FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement Renewal

Not applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended February 28, 2026, Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund designated $5,249,977 and $994,513, respectively, as long-term capital gain distributions.

Qualified Dividend Income – Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund designates 100% and 100%, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund’s fiscal year 2026 ordinary income dividends, 56.78% and 100%, respectively, of each Fund qualifies for the corporate dividends received deduction.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30.a-2(b)): Attached hereto.

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Waycross Independent Trust

By (Signature and Title)*	/s/ Matthew G. Bevin
Matthew G. Bevin, Principal Executive Officer, President, Principal Financial Officer & Treasurer

Date	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew G. Bevin
Matthew G. Bevin, Principal Executive Officer, President, Principal Financial Officer & Treasurer

Date	May 5, 2026

*	Print the name and title of each signing officer under his or her signature.